Financial risk management - Summary of hedging reserve (Details) - GBP (£) £ in Thousands	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Financial risk management
Cash flow hedge reserve	£ 1,521	£ 2,815	£ 2,249
Cost of hedging reserve	(1,546)	1,187
Total hedging reserve	£ (25)	£ 4,002	£ 2,249